UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA INCOME STOCK FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
   USAA(R)

                     USAA INCOME
                            STOCK Fund

                                     [GRAPHIC OF USAA INCOME STOCK FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
      OCTOBER 31, 2004

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES     SECURITY                                                           (000)
----------------------------------------------------------------------------------------
                COMMON STOCKS (97.8%)

                AEROSPACE & DEFENSE (1.4%)
    234,800     Boeing Co.                                                    $   11,716
    154,900     Goodrich Corp.                                                     4,775
    110,800     Honeywell International, Inc.                                      3,732
     40,600     Lockheed Martin Corp.                                              2,237
     68,500     Precision Castparts Corp.                                          4,110
                                                                              ----------
                                                                                  26,570
                                                                              ----------
                AGRICULTURAL PRODUCTS (0.0%)(i)
     12,900     Corn Products International, Inc.                                    635
                                                                              ----------
                AIR FREIGHT & LOGISTICS (0.1%)
     44,600     Ryder System, Inc.                                                 2,234
                                                                              ----------
                ALUMINUM (0.2%)
    126,700     Alcoa, Inc.                                                        4,118
                                                                              ----------
                APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
    278,700     Jones Apparel Group, Inc.                                          9,838
    127,700     Liz Claiborne, Inc.                                                5,220
     42,500     V F Corp.                                                          2,288
                                                                              ----------
                                                                                  17,346
                                                                              ----------
                APPAREL RETAIL (0.7%)
     69,200     Abercrombie & Fitch Co. "A"                                        2,711
     14,400     American Eagle Outfitters, Inc.                                      589
     35,400     Foot Locker, Inc.                                                    864
    106,400     Limited Brands, Inc.                                               2,636
    127,400     Ross Stores, Inc.                                                  3,347
    113,600     TJX Companies, Inc.                                                2,724
                                                                              ----------
                                                                                  12,871
                                                                              ----------
                APPLICATION SOFTWARE (0.1%)
     40,100     Autodesk, Inc.                                                     2,115
                                                                              ----------
                ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     97,100     American Capital Strategies Ltd.(b)                                3,005
     19,500     T. Rowe Price Group, Inc.                                          1,088
                                                                              ----------
                                                                                   4,093
                                                                              ----------
                AUTO PARTS & EQUIPMENT (1.0%)
    169,500     ArvinMeritor, Inc.                                                 3,163
     78,200     Dana Corp.                                                         1,166
    213,500     Delphi Corp.                                                       1,796
    100,900     Johnson Controls, Inc.                                             5,787
    104,400     Lear Corp.(b)                                                      5,629
     29,600     Visteon Corp.                                                        210
                                                                              ----------
                                                                                  17,751
                                                                              ----------
                AUTOMOBILE MANUFACTURERS (3.0%)
  1,675,400     Ford Motor Co.(b)                                                 21,830
    845,600     General Motors Corp.(b)                                           32,598
                                                                              ----------
                                                                                  54,428
                                                                              ----------
                BUILDING PRODUCTS (0.0%)(i)
     25,600     York International Corp.                                             815
                                                                              ----------

2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES     SECURITY                                                           (000)
----------------------------------------------------------------------------------------
                CASINOS & GAMING (0.2%)
    104,200     Caesars Entertainment, Inc.*                                  $    1,865
     43,800     Harrah's Entertainment, Inc.                                       2,563
                                                                              ----------
                                                                                   4,428
                                                                              ----------
                COMMERCIAL PRINTING (0.1%)
     51,700     R.R. Donnelley & Sons Co.                                          1,626
                                                                              ----------
                COMMUNICATIONS EQUIPMENT (0.5%)
    551,300     Motorola, Inc.                                                     9,516
     12,900     Tellabs, Inc.*                                                       103
                                                                              ----------
                                                                                   9,619
                                                                              ----------
                COMPUTER HARDWARE (2.1%)
    823,200     Dell, Inc.*                                                       28,861
    394,900     Hewlett-Packard Co.                                                7,369
     47,800     NCR Corp.*                                                         2,694
                                                                              ----------
                                                                                  38,924
                                                                              ----------
                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
      2,300     Cummins, Inc.                                                        161
     71,500     Deere & Co.                                                        4,274
                                                                              ----------
                                                                                   4,435
                                                                              ----------
                CONSTRUCTION MATERIALS (0.3%)
    129,900     Lafarge North America, Inc.                                        6,365
                                                                              ----------
                CONSUMER FINANCE (2.0%)
    168,500     Capital One Financial Corp.(b)                                    12,429
    821,300     MBNA Corp.                                                        21,050
    185,300     Providian Financial Corp.*                                         2,881
                                                                              ----------
                                                                                  36,360
                                                                              ----------
                DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
    613,400     Electronic Data Systems Corp.                                     13,047
    275,200     First Data Corp.                                                  11,360
    113,900     SABRE Holdings Corp. "A"                                           2,450
                                                                              ----------
                                                                                  26,857
                                                                              ----------
                DEPARTMENT STORES (1.3%)
     45,700     Dillard's, Inc. "A"                                                  936
    122,100     J.C. Penney Co., Inc.                                              4,224
    185,500     May Department Stores Co.                                          4,834
     44,200     Neiman Marcus Group, Inc. "A"                                      2,689
     69,200     Nordstrom, Inc.                                                    2,988
    235,800     Sears, Roebuck & Co.(b)                                            8,253
                                                                              ----------
                                                                                  23,924
                                                                              ----------
                DISTRIBUTORS (0.0%)(i)
     20,900     Genuine Parts Co.                                                    834
                                                                              ----------
                DIVERSIFIED BANKS (2.6%)
    437,050     Bank of America Corp.                                             19,575
    260,400     Comerica, Inc.                                                    16,017
    213,100     U.S. Bancorp                                                       6,097
    128,100     Wachovia Corp.                                                     6,304
                                                                              ----------
                                                                                  47,993
                                                                              ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES     SECURITY                                                           (000)
----------------------------------------------------------------------------------------
                DIVERSIFIED CHEMICALS (0.2%)
     60,100     Dow Chemical Co.                                              $    2,701
     10,200     FMC Corp.*                                                           447
     20,900     PPG Industries, Inc.                                               1,332
                                                                              ----------
                                                                                   4,480
                                                                              ----------
                DIVERSIFIED COMMERCIAL SERVICES (0.5%)
     50,000     Brink's Co.                                                        1,605
    402,600     Cendant Corp.                                                      8,289
                                                                              ----------
                                                                                   9,894
                                                                              ----------
                DIVERSIFIED METALS & MINING (0.1%)
     27,700     Phelps Dodge Corp.                                                 2,425
                                                                              ----------
                DRUG RETAIL (0.2%)
     78,900     CVS Corp.                                                          3,429
                                                                              ----------
                ELECTRIC UTILITIES (4.8%)
     78,200     Allegheny Energy, Inc.*(b)                                         1,432
     77,900     Alliant Energy Corp.                                               2,055
     28,500     Ameren Corp.                                                       1,368
    351,300     American Electric Power Co., Inc.                                 11,568
    484,500     CenterPoint Energy, Inc.(b)                                        5,092
     98,300     Consolidated Edison, Inc.(b)                                       4,271
     52,100     DPL, Inc.                                                          1,125
     89,700     DTE Energy Co.                                                     3,831
    136,400     Duquesne Light Holdings, Inc.                                      2,341
    188,000     Edison International                                               5,734
     69,800     Exelon Corp.                                                       2,766
     64,900     FirstEnergy Corp.                                                  2,682
     55,700     FPL Group, Inc.                                                    3,838
     74,600     Great Plains Energy, Inc.(b)                                       2,125
     15,300     Hawaiian Electric Industries, Inc.                                   429
    140,500     OGE Energy Corp.                                                   3,565
    211,800     PG&E Corp.*                                                        6,786
     45,400     Pinnacle West Capital Corp.                                        1,935
    104,200     PPL Corp.                                                          5,418
     66,600     Progress Energy, Inc.                                              2,751
    121,300     Puget Energy, Inc.                                                 2,822
    402,700     Teco Energy, Inc.(b)                                               5,638
    108,400     TXU Corp.(b)                                                       6,636
    183,000     XCEL Energy, Inc.                                                  3,129
                                                                              ----------
                                                                                  89,337
                                                                              ----------
                EMPLOYMENT SERVICES (0.1%)
     35,000     Manpower, Inc.                                                     1,584
                                                                              ----------
                FOOD RETAIL (1.6%)
    557,200     Albertson's, Inc.(b)                                              12,710
    212,500     Kroger Co.*                                                        3,211
    499,400     Safeway, Inc.*                                                     9,109
    122,200     SUPERVALU, Inc.                                                    3,603
                                                                              ----------
                                                                                  28,633
                                                                              ----------
                FOREST PRODUCTS (0.0%)(i)
     11,200     Louisiana-Pacific Corp.                                              274
                                                                              ----------

4

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES     SECURITY                                                           (000)
----------------------------------------------------------------------------------------
                GAS UTILITIES (0.0%)(i)
     16,000     NICOR, Inc.                                                   $      600
                                                                              ----------
                HEALTH CARE DISTRIBUTORS (1.0%)
    255,100     AmerisourceBergen Corp.                                           14,041
    190,600     McKesson Corp.                                                     5,081
                                                                              ----------
                                                                                  19,122
                                                                              ----------
                HEALTH CARE EQUIPMENT (0.9%)
     53,900     Baxter International, Inc.                                         1,658
     30,200     C.R. Bard, Inc.                                                    1,716
    186,000     Guidant Corp.                                                     12,391
                                                                              ----------
                                                                                  15,765
                                                                              ----------
                HEALTH CARE FACILITIES (0.1%)
    197,200     Tenet Healthcare Corp.*                                            2,114
                                                                              ----------
                HEALTH CARE SERVICES (0.1%)
     69,800     Lincare Holdings, Inc.*                                            2,566
                                                                              ----------
                HEALTH CARE SUPPLIES (0.1%)
     30,700     Bausch & Lomb, Inc.                                                1,871
                                                                              ----------
                HOME FURNISHINGS (0.3%)
     70,200     Mohawk Industries, Inc.*                                           5,973
                                                                              ----------
                HOME IMPROVEMENT RETAIL (2.5%)
  1,014,500     Home Depot, Inc.(b)                                               41,676
     97,200     Sherwin-Williams Co.                                               4,152
                                                                              ----------
                                                                                  45,828
                                                                              ----------
                HOMEBUILDING (1.8%)
     18,900     Beazer Homes USA, Inc.(b)                                          2,075
     84,800     Centex Corp.                                                       4,405
    267,050     D.R. Horton, Inc.                                                  8,011
     75,600     KB Home                                                            6,218
     53,100     Lennar Corp. "A"                                                   2,388
     37,510     M.D.C. Holdings, Inc.                                              2,879
     23,900     Pulte Homes, Inc.                                                  1,312
     31,000     Ryland Group, Inc.                                                 2,957
     58,500     Toll Brothers, Inc.*                                               2,711
                                                                              ----------
                                                                                  32,956
                                                                              ----------
                HOUSEHOLD APPLIANCES (0.5%)
    131,700     Maytag Corp.(b)                                                    2,292
     40,600     Stanley Works                                                      1,808
     70,800     Whirlpool Corp.                                                    4,159
                                                                              ----------
                                                                                   8,259
                                                                              ----------
                HOUSEHOLD PRODUCTS (0.4%)
    128,100     Kimberly-Clark Corp.                                               7,644
                                                                              ----------
                INDUSTRIAL CONGLOMERATES (0.8%)
     15,500     3M Co.                                                             1,202
    311,500     General Electric Co.                                              10,628
     32,700     Textron, Inc.                                                      2,229
                                                                              ----------
                                                                                  14,059
                                                                              ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES     SECURITY                                                           (000)
----------------------------------------------------------------------------------------
                INDUSTRIAL GASES (0.1%)
     52,200     Praxair, Inc.                                                 $    2,203
                                                                              ----------
                INDUSTRIAL MACHINERY (0.8%)
     32,600     Eaton Corp.                                                        2,085
     73,300     Illinois Tool Works, Inc.                                          6,764
     73,100     Pentair, Inc.                                                      2,732
     83,900     SPX Corp.                                                          3,218
                                                                              ----------
                                                                                  14,799
                                                                              ----------
                INSURANCE BROKERS (0.3%)
     75,900     Aon Corp.                                                          1,549
    132,700     Marsh & McLennan Companies, Inc.                                   3,671
                                                                              ----------
                                                                                   5,220
                                                                              ----------
                INTEGRATED OIL & GAS (6.9%)
     68,200     Amerada Hess Corp.(b)                                              5,504
    488,800     ChevronTexaco Corp.                                               25,936
    206,700     ConocoPhillips                                                    17,427
  1,248,300     Exxon Mobil Corp.                                                 61,441
    243,100     Marathon Oil Corp.                                                 9,265
    140,700     Occidental Petroleum Corp.                                         7,855
                                                                              ----------
                                                                                 127,428
                                                                              ----------
                INTEGRATED TELECOMMUNICATION SERVICES (10.4%)
  1,474,900     AT&T Corp.(b)                                                     25,236
  1,131,800     BellSouth Corp.                                                   30,185
  2,630,800     SBC Communications, Inc.                                          66,454
    625,800     Sprint Corp. - FON Group                                          13,110
  1,467,900     Verizon Communications, Inc.                                      57,395
                                                                              ----------
                                                                                 192,380
                                                                              ----------
                INVESTMENT BANKING & BROKERAGE (0.5%)
     16,200     A.G. Edwards, Inc.                                                   587
     98,100     Bear Stearns Companies, Inc.                                       9,295
                                                                              ----------
                                                                                   9,882
                                                                              ----------
                LEISURE PRODUCTS (0.3%)
     92,300     Brunswick Corp.                                                    4,331
    156,900     Callaway Golf Co.                                                  1,636
                                                                              ----------
                                                                                   5,967
                                                                              ----------
                LIFE & HEALTH INSURANCE (2.5%)
     67,300     AFLAC, Inc.                                                        2,415
     55,600     AmerUs Group Co.                                                   2,323
     46,800     Jefferson-Pilot Corp.                                              2,260
    179,800     Lincoln National Corp.                                             7,875
     68,300     MetLife, Inc.                                                      2,619
     77,900     Nationwide Financial Services, Inc. "A"                            2,695
    120,900     Protective Life Corp.                                              4,752
    231,100     Torchmark, Inc.                                                   12,484
    659,200     UnumProvident Corp.(b)                                             9,005
                                                                              ----------
                                                                                  46,428
                                                                              ----------
                MANAGED HEALTH CARE (1.9%)
     62,100     Aetna, Inc.                                                        5,899
    262,900     CIGNA Corp.                                                       16,684
     48,200     First Health Group Corp.*                                            767
    135,600     Health Net, Inc.*                                                  3,290

6

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES     SECURITY                                                           (000)
----------------------------------------------------------------------------------------
     40,500     Pacificare Health Systems, Inc. "A"*                          $    1,443
     85,200     UnitedHealth Group, Inc.                                           6,168
                                                                              ----------
                                                                                  34,251
                                                                              ----------
                METAL & GLASS CONTAINERS (0.3%)
    277,000     Owens-Illinois, Inc.*                                              5,133
                                                                              ----------
                MOTORCYCLE MANUFACTURERS (0.8%)
    242,700     Harley-Davidson, Inc.                                             13,972
                                                                              ----------
                MULTI-LINE INSURANCE (3.4%)
    115,500     Allmerica Financial Corp.*                                         3,476
     48,100     American Financial Group, Inc.                                     1,424
    538,300     American International Group, Inc.                                32,680
    186,900     Hartford Financial Services Group, Inc.                           10,930
    241,400     Loews Corp.                                                       14,460
                                                                              ----------
                                                                                  62,970
                                                                              ----------
                MULTI-UTILITIES & UNREGULATED POWER (1.8%)
    108,300     AES Corp.*                                                         1,181
     43,200     CMS Energy Corp.*(b)                                                 404
     18,800     Constellation Energy Group, Inc.                                     764
    759,200     Duke Energy Corp.                                                 18,623
     22,600     Oneok, Inc.                                                          606
    178,200     Public Service Enterprise Group, Inc.                              7,590
    104,300     Sempra Energy                                                      3,498
                                                                              ----------
                                                                                  32,666
                                                                              ----------
                OFFICE SERVICES & SUPPLIES (0.1%)
    107,200     IKON Office Solutions, Inc.                                        1,126
                                                                              ----------
                OIL & GAS EQUIPMENT & SERVICES (0.1%)
     57,500     Tidewater, Inc.                                                    1,778
                                                                              ----------
                OIL & GAS EXPLORATION & PRODUCTION (0.6%)
     25,600     Anadarko Petroleum Corp.                                           1,727
     64,700     Burlington Resources, Inc.                                         2,685
     50,900     Kerr-McGee Corp.                                                   3,014
     66,200     Unocal Corp.                                                       2,764
                                                                              ----------
                                                                                  10,190
                                                                              ----------
                OIL & GAS REFINING & MARKETING & TRANSPORTATION (1.4%)
     94,900     Ashland, Inc.                                                      5,468
  1,063,100     El Paso Corp.                                                      9,504
     34,600     Sunoco, Inc.                                                       2,573
    180,000     Valero Energy Corp.                                                7,735
                                                                              ----------
                                                                                  25,280
                                                                              ----------
                OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
    429,800     Citigroup, Inc.                                                   19,070
    681,200     J.P. Morgan Chase & Co.                                           26,294
                                                                              ----------
                                                                                  45,364
                                                                              ----------
                PACKAGED FOODS & MEAT (0.9%)
    152,100     ConAgra Foods, Inc.                                                4,015
     17,600     Hormel Foods Corp.                                                   495

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES     SECURITY                                                           (000)
----------------------------------------------------------------------------------------
     38,100     Lancaster Colony Corp.                                        $    1,638
     26,200     McCormick & Co., Inc.                                                928
    330,200     Sara Lee Corp.                                                     7,687
    151,100     Tyson Foods, Inc. "A"                                              2,191
                                                                              ----------
                                                                                  16,954
                                                                              ----------
                PAPER PRODUCTS (0.1%)
     26,800     Georgia Pacific Corp.                                                927
                                                                              ----------
                PERSONAL PRODUCTS (0.2%)
     64,700     Gillette Co.                                                       2,684
                                                                              ----------
                PHARMACEUTICALS (5.9%)
    443,500     Bristol-Myers Squibb Co.                                          10,391
    442,200     Johnson & Johnson, Inc.                                           25,816
     68,300     King Pharmaceuticals, Inc.*                                          745
    801,200     Merck & Co., Inc.                                                 25,086
  1,415,200     Pfizer, Inc.                                                      40,970
    351,300     Schering-Plough Corp.                                              6,362
                                                                              ----------
                                                                                 109,370
                                                                              ----------
                PHOTOGRAPHIC PRODUCTS (1.0%)
    587,700     Eastman Kodak Co.(b)                                              17,796
                                                                              ----------
                PROPERTY & CASUALTY INSURANCE (3.0%)
     26,700     21st Century Insurance Group                                         354
    464,800     Allstate Corp.                                                    22,352
     72,100     Ambac Financial Group, Inc.                                        5,628
     61,700     Commerce Group, Inc.                                               3,123
    285,880     Fidelity National Financial, Inc.                                 10,789
    192,700     First American Corp.                                               6,010
    275,400     Old Republic International Corp.                                   6,431
                                                                              ----------
                                                                                  54,687
                                                                              ----------
                RAILROADS (0.5%)
     98,800     Burlington Northern Santa Fe Corp.                                 4,131
    142,100     Norfolk Southern Corp.                                             4,824
                                                                              ----------
                                                                                   8,955
                                                                              ----------
                REAL ESTATE INVESTMENT TRUSTS (1.4%)
    653,300     Annaly Mortgage Management, Inc.(b)                               11,746
     10,600     Arden Realty Group, Inc.                                             361
     12,300     AvalonBay Communities, Inc.                                          805
     33,900     Crescent Real Estate Equities Co.                                    543
     19,500     Healthcare Realty Trust, Inc.                                        787
     22,400     HRPT Properties Trust                                                251
     66,700     iStar Financial, Inc.                                              2,763
     20,000     New Plan Excel Realty Trust, Inc.                                    523
     63,800     ProLogis Trust                                                     2,487
     29,900     Public Storage, Inc.                                               1,562
      8,900     Regency Centers Corp.                                                435
      1,600     Simon Property Group, Inc.                                            93
     43,100     Thornburg Mortgage, Inc.(b)                                        1,231
     21,200     Vornado Realty Trust                                               1,425
                                                                              ----------
                                                                                  25,012
                                                                              ----------

8

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES     SECURITY                                                           (000)
----------------------------------------------------------------------------------------
                REGIONAL BANKS (4.2%)
    121,600     AmSouth Bancorp                                               $    3,209
    148,600     BB&T Corp.                                                         6,109
     56,500     Citizens Banking Corp.                                             1,850
     17,300     City National Corp.                                                1,192
    128,200     Colonial Bancgroup, Inc.                                           2,776
     29,300     Commerce Bancorp, Inc.(b)                                          1,736
     69,900     Firstmerit Corp.                                                   1,826
     84,500     Greater Bay Bancorp                                                2,640
    345,100     KeyCorp                                                           11,592
     60,200     Marshall & Ilsley Corp.                                            2,527
    404,946     National City Corp.                                               15,781
    107,715     North Fork Bancorporation, Inc.                                    4,750
    115,900     PNC Financial Services Group, Inc.                                 6,062
    198,729     Regions Financial Corp.                                            6,971
     78,800     SunTrust Banks, Inc.                                               5,546
     68,500     Synovus Financial Corp.                                            1,863
     23,200     UnionBanCal Corp.                                                  1,409
                                                                              ----------
                                                                                  77,839
                                                                              ----------
                RESTAURANTS (1.0%)
    118,450     Applebee's International, Inc.                                     2,709
     84,100     Brinker International, Inc.*                                       2,717
    300,700     McDonald's Corp.                                                   8,765
     83,200     Outback Steakhouse, Inc.                                           3,294
     43,400     Wendy's International, Inc.                                        1,448
                                                                              ----------
                                                                                  18,933
                                                                              ----------
                SOFT DRINKS (0.6%)
    225,500     Coca-Cola Enterprises, Inc.                                        4,715
    211,700     PepsiAmericas, Inc.                                                4,287
     26,700     PepsiCo, Inc.                                                      1,324
                                                                              ----------
                                                                                  10,326
                                                                              ----------
                SPECIALIZED FINANCE (0.2%)
     43,800     CIT Group, Inc.                                                    1,769
     64,400     GATX Corp.                                                         1,757
                                                                              ----------
                                                                                   3,526
                                                                              ----------
                SPECIALTY STORES (0.0%)(i)
     89,700     Blockbuster, Inc. "A"                                                610
                                                                              ----------
                STEEL (0.2%)
     81,800     Nucor Corp.                                                        3,455
     25,300     Worthington Industries, Inc.                                         502
                                                                              ----------
                                                                                   3,957
                                                                              ----------
                TECHNOLOGY DISTRIBUTORS (0.1%)
     33,000     Arrow Electronics, Inc.*                                             791
     24,800     Avnet, Inc.*                                                         421
     21,200     Tech Data Corp.*                                                     856
                                                                              ----------
                                                                                   2,068
                                                                              ----------
                THRIFTS & MORTGAGE FINANCE (6.4%)
    126,200     Astoria Financial Corp.                                            4,933
     90,798     Countrywide Financial Corp.                                        2,899
     42,000     Downey Financial Corp.                                             2,321

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES     SECURITY                                                           (000)
----------------------------------------------------------------------------------------
    464,400     Fannie Mae                                                    $   32,578
    136,300     Flagstar Bancorp, Inc.                                             2,847
    209,400     Freddie Mac                                                       13,946
    187,200     MGIC Investment Corp.                                             12,039
     34,400     People's Bank                                                      1,290
    108,300     PMI Group, Inc.                                                    4,204
     76,900     Radian Group, Inc.                                                 3,686
     47,080     Washington Federal, Inc.                                           1,201
    943,800     Washington Mutual, Inc.                                           36,535
                                                                              ----------
                                                                                 118,479
                                                                              ----------
                TIRES & RUBBER (0.0%)(i)
     13,100     Cooper Tire & Rubber Co.                                             255
                                                                              ----------
                TOBACCO (3.0%)
    939,000     Altria Group, Inc.                                                45,504
    128,300     Reynolds American, Inc.(b)                                         8,835
                                                                              ----------
                                                                                  54,339
                                                                              ----------
                Total common stocks (cost: $1,621,251)                         1,804,908
                                                                              ----------
                MONEY MARKET INSTRUMENT (2.0%)

                MONEY MARKET FUND(c)
 36,054,245     SSgA Prime Money Market Fund, 1.62% (cost: $36,054)               36,054
                                                                              ----------
                SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
                FROM SECURITIES LOANED (8.4%)(a)

                MONEY MARKET FUNDS (0.0%)(c,i)
    261,459     AIM Short-Term Investment Co. Liquid Assets
                  Portfolio, 1.73%                                                   262
     50,452     Merrill Lynch Premier Institutional Fund, 1.70%                       50
                                                                              ----------
                                                                                     312
                                                                              ----------
  PRINCIPAL
     AMOUNT
      (000)
-----------
                REPURCHASE AGREEMENTS (5.3%)(d)
    $37,000     CS First Boston LLC, 1.84%, acquired on 10/29/2004 and
                  due 11/01/2004 at $37,000 (collateralized by $38,395
                  of Freddie Mac Discount Notes(e,+), 2.26%(f), due
                  7/26/2005; market value $37,742)                                37,000
     27,700     Deutsche Bank Securities, Inc., 1.84%, acquired on
                  10/29/2004 and due 11/01/2004 at $27,700
                  (collateralized by $174,020 of Fannie Mae Notes(e,+),
                  1.06% - 5.17%(h), due 2/25/2028 - 5/25/2032; $246,393
                  of Freddie Mac Notes(e,+), 5.31% - 6.13%(h), due
                  6/15/2022 - 12/15/2032; $2,500 of Government National
                  Mortgage Assoc. Notes(e), 6.38%, due 11/16/2025;
                  combined market value $28,254)                                  27,700
      8,000     Lehman Brothers, Inc., 1.87%, acquired on 10/29/2004 and
                  due 11/01/2004 at $8,000 (collateralized by $2,774 of
                  Freddie Mac Discount Notes(e,+), 3.27% - 3.42%(f), due
                  10/15/2007 - 4/15/2008; and $10,409 of FICO
                  STRIPS(e,+), 4.79% - 5.02%(f), due 2/08/2016 -
                  12/06/2017; combined market value $8,161)                        8,000
     25,000     Merrill Lynch Government Securities, Inc., 1.83%,
                  acquired on 10/29/2004 and due 11/01/2004 at $25,000
                  (collateralized by $25,610 of Fannie Mae Discount
                  Notes(e,+), 1.99%(f), due 1/12/2005; market value
                  $25,502)                                                        25,000
                                                                              ----------
                                                                                  97,700
                                                                              ----------
                ASSET-BACKED SECURITY (0.8%)
     15,000     Stanfield Victoria Funding, LLC, 1.96%, 6/01/2005(g,h)            15,001
                                                                              ----------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                  MARKET
     NUMBER                                                                        VALUE
  OF SHARES     SECURITY                                                           (000)
----------------------------------------------------------------------------------------
                CORPORATE BONDS (2.3%)
    $10,000     CC USA Inc., MTN, 1.99%, 11/15/2004(h)                        $   10,000
      7,000     Monumental Global Funding II, Notes, 2.11%, 5/02/2005(g,h)         7,009
     25,000     Natexis Banque NY, Yankee CD, 1.94%, 12/10/2004(h)                25,000
                                                                              ----------
                                                                                  42,009
                                                                              ----------
                Total short-term investments purchased with cash
                  collateral from securities loaned (cost: $155,019)             155,022
                                                                              ----------

                TOTAL INVESTMENTS (COST: $1,812,324)                          $1,995,984
                                                                              ==========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $224,146,000 and $40,486,000, respectively, resulting in net unrealized appreciation of $183,660,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,844,551,000 at October 31, 2004, and in, total, may not equal 100%.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                  MTN    Medium-Term Notes

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (b) The security or a portion thereof was out on loan as of October 31, 2004. The aggregate fair market value of these securities as of October 31, 2004, was approximately $148,006,000.

         (c) Rate represents the money market fund annualized seven-day yield at October 31, 2004.

         (d) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
OCTOBER 31, 2004 (UNAUDITED)

             of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (g) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (h) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2004.

         (i) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding October 31, 2004. As of October 31, 2004, 95.0% of the Fund's net assets were invested in dividend-paying stocks.

14

 N O T E S
==========----------------------------------------------------------------------

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

             DIRECTORS       Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       (800) 531-8181
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             (800) 531-8448

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       (800) 531-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800)531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                       [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48452-1204                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.